June 19, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Equity Funds (the "Registrant")
	File No. 33-2627


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the supplement to the prospectus of the Smith Barney Large Cap Blend Fund a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 45 filed on June 9, 1998.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/David Barnett
David Barnett
Assistant Secretary